Subsequent Events (Details Narrative) - Subsequent Event [Member]	Mar. 07, 2025 USD ($)	Feb. 07, 2025 USD ($) $ / shares shares	Feb. 07, 2025 SGD ($) shares	Feb. 18, 2025 SGD ($)
Subsequent Event [Line Items]
Ordinary shares | shares		2,250,000	2,250,000
Share price | $ / shares		$ 4.50
Gross proceeds		$ 10,125,000	$ 10,130,000
Net proceeds		$ 8,800,000	$ 8,800,000
Bright Bless Developments Limited [Member]
Subsequent Event [Line Items]
Business combination consideration, value	$ 100
Research And Development Agreement [Member]
Subsequent Event [Line Items]
Prepaid				$ 500,000